COMMITMENTS AND CONTINGENCIES - Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Total rent expense	$ 1,200	$ 1,150	$ 4,663	$ 4,403
Capital Lease Obligations Accrued Current			43	43
Capital Lease Obligations Accrued Noncurrent			$ 4	$ 46